SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.52%
Belgium — 5.24%
393,376	Anheuser-Busch InBev NV	$23,693,417

Denmark — 1.17%
58,777	Orsted A/S(a)	5,313,772

Finland — 2.22%
217,150	Neste Oyj	10,014,304

Germany — 2.98%
360,044	Deutsche Post AG	13,475,249

Hong Kong — 5.03%
2,056,824	AIA Group Ltd.	22,714,313

Ireland — 2.01%
100,368	Kerry Group Plc, Class A	9,066,276

Japan — 2.36%
136,298	MISUMI Group, Inc.	2,962,344
149,494	Nidec Corp.	7,692,834

		10,655,178

Netherlands — 1.25%
4,070	Adyen NV*,(a)	5,650,177

Norway — 2.58%
324,322	Equinor ASA	11,656,222

Switzerland — 4.44%
63,846	Roche Holding AG	20,062,811

Taiwan — 4.36%
264,700	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,717,503

United Kingdom — 4.98%
62,502	Croda International Plc	4,973,821
167,784	InterContinental Hotels Group Plc	9,627,245
2,326,201	Legal & General Group Plc	6,974,263
69,856	St. James’s Place Plc	920,239

		22,495,568

United States — 58.70%
197,360	Alphabet, Inc., Class A*	17,413,073

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

108,400	Amazon.com, Inc.*	$9,105,600
22,900	Amgen, Inc.	6,014,456
6,700	AutoZone, Inc.*	16,523,406
62,900	Blackstone, Inc.	4,666,551
212,200	Charles Schwab Corp. (The)	17,667,772
414,800	CSX Corp.	12,850,504
34,500	Danaher Corp.	9,156,990
61,200	EOG Resources, Inc.	7,926,624
47,512	Estee Lauder Cos, Inc. (The), Class A	11,788,202
55,900	First Republic Bank	6,813,651
288,150	Fortive Corp.	18,513,638
177,700	Incyte Corp.*	14,272,864
18,800	MarketAxess Holdings, Inc.	5,243,132
100,200	Microsoft Corp.	24,029,964
73,300	Morgan Stanley	6,231,966
63,300	NVIDIA Corp.	9,250,662
122,200	PepsiCo, Inc.	22,076,652
149,300	T-Mobile US, Inc.*	20,902,000
46,800	UnitedHealth Group, Inc.	24,812,424

		265,260,131

Zambia — 2.20%
477,009	First Quantum Minerals Ltd.	9,966,458

Total Common Stocks (Cost $527,925,212)		449,741,379

Investment Company — 0.49%
2,234,833	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	2,234,833

Total Investment Company (Cost $2,234,833)		2,234,833

Total Investments (Cost $530,160,045) — 100.01%		$451,976,212
Liabilities in excess of other assets — (0.01)%		(60,161)

NET ASSETS — 100.00%		$451,916,051

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Health Care	16.44%
Financials	15.76%
Consumer Staples	14.74%
Information Technology	12.98%
Industrials	12.28%
Communication Services	8.48%
Consumer Discretionary	7.80%
Energy	6.55%
Materials	3.31%
Utilities	1.18%
Other*	0.48%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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